Equity (Details 2 - Textuals) $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 19, 2024 shares	Nov. 16, 2023 shares
Net equity
Authorized share capital | $	$ 50
Authorized share capital par value | $ / shares	0.00005
Class A common shares
Net equity
Maximum Number Of Shares Authorised For Repurchase		5,000,000
Number of shares authorised	500,000,000
Class B common shares
Net equity
Number of shares authorised	250,000,000
Undesignated common share
Net equity
Number of shares authorised	250,000,000
Treasury shares [member] | Class A common shares
Net equity
Maximum Number Of Shares Authorised For Repurchase			2,500,000